Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000074154
Account Value [Line Items]
Line Graph and Table Measure Name	New Covenant Growth Fund
Account Value	$ 30,283	$ 26,686	$ 21,878	$ 18,411	$ 21,388	$ 15,000	$ 13,995	$ 13,054	$ 11,377	$ 9,632	$ 10,000
C000074155
Account Value [Line Items]
Line Graph and Table Measure Name	New Covenant Income Fund
Account Value	$ 11,679	10,993	10,639	10,723	11,828	11,696	11,043	10,373	10,429	10,400	10,000
C000013702
Account Value [Line Items]
Line Graph and Table Measure Name	New Covenant Balanced Growth Fund
Account Value	$ 21,164	19,111	16,725	15,091	17,121	13,752	12,783	11,934	11,004	9,950	10,000
C000074153
Account Value [Line Items]
Line Graph and Table Measure Name	New Covenant Balanced Income Fund
Account Value	$ 16,560	15,210	13,891	13,125	14,704	12,871	12,013	11,252	10,761	10,141	10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567	10,600	10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 11,956	11,206	10,822	10,888	11,823	11,817	11,085	10,386	10,420	10,436	10,000
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 11,956	11,206	10,822	10,888	11,823	11,817	11,085	10,386	10,420	10,436	10,000
60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 22,956	20,499	17,815	16,039	18,074	14,459	13,486	12,421	11,438	10,328	10,000
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 11,956	11,206	10,822	10,888	11,823	11,817	11,085	10,386	10,420	10,436	10,000
35/65 Russell 3000 & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	35/65 Russell 3000 & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Account Value	$ 17,675	$ 16,093	$ 14,606	$ 13,756	$ 15,247	$ 13,366	$ 12,468	$ 11,547	$ 11,016	$ 10,382	$ 10,000